Royalty, Stream and Working Interests - Impairments (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2013	Dec. 31, 2022	Dec. 31, 2020
Royalty, stream and working interests
Carrying value			$ 5,149.3		$ 4,927.5	$ 4,632.1
Impairment reversal amount			75.5
Recoverable amount					218.0
Sudbury (McCreedy West)
Royalty, stream and working interests
Impairments				$ 107.9
Impairment reversal amount	$ 0.0
Recoverable amount	32.7
Impairment loss	$ 0.0
Agi Dagi
Royalty, stream and working interests
Impairment reversal amount		$ 7.5
Streams
Royalty, stream and working interests
Carrying value			$ 2,623.0		$ 2,447.4	$ 2,653.6